Income Taxes Level 4 (Details) - Summary of the Valuation Allowance (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Income Tax Expense (Benefit)	$ 26	$ 349	$ (384)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	999
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	518	122	432
Changes in Related Gross Deferred Tax Assets/Liabilities	24	(58)	11
Charge/Release	46	454	(321)
Balance at End of Period	588	518	122
Tax Credit Carryforward, Amount	2
Valuation allowance on state net operating loss carryforwards	63
Operating Loss Carryforwards, Valuation Allowance	154
Undistributed Earnings of Foreign Subsidiaries	$ 433